Commitments - Letters of credit and guarantees (Details) R$ in Millions, $ in Millions	Dec. 31, 2017 USD ($) aircraft	Dec. 31, 2017 BRL (R$) aircraft
Commitments
Letters of credit issued	$ 161	R$ 533.2
Related parties guarantees on aircraft held under operating lease agreements, number	3	3